Taxation (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of year	$ 2,020
Balance at end of year	1,987	$ 2,020
Unrecognized Tax Benefits [Member]
A roll-forward of unrecognized tax benefits is as follows:
Balance at beginning of year	2,020	2,016	$ 1,873
Reversal based on tax positions related to prior years
Additions based on tax positions related to the current year			28
Foreign currency translation difference	(33)	4	115
Balance at end of year	$ 1,987	$ 2,020	$ 2,016